Current Liabilities - Payables - Summary of Current Liabilities Payables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Liabilities Payables [Abstract]
Accounts Payable (unsecured)	$ 2,417,719	$ 4,014,818
Payroll related tax liability	83,799	39,143
Total current payables	$ 2,501,518	$ 4,053,961